John Hancock
Bond Fund
Quarterly portfolio holdings 2/28/2022

Fund’s investments
As of 2-28-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 28.4%				$6,855,696,683
(Cost $6,917,439,365)
U.S. Government 14.3%				3,451,273,474
U.S. Treasury
Bond	1.875	02-15-52	1,393,355,700	1,299,957,314
Bond	2.250	02-15-52	163,656,000	166,724,550
Bond	2.375	02-15-42	601,623,000	614,313,485
Bond	2.500	02-15-45	137,682,000	142,140,530
Bond	3.125	11-15-41	178,939,000	203,801,735
Note	0.250	06-15-24	81,192,000	78,819,671
Note	0.375	08-15-24	46,725,000	45,381,656
Note	0.500	11-30-23	46,500,000	45,757,090
Note	0.625	10-15-24	72,810,000	70,995,438
Note	0.875	01-31-24	188,040,000	186,005,349
Note	1.875	02-28-27	237,467,000	239,043,928
Note	1.875	02-15-32	356,994,000	358,332,728
U.S. Government Agency 14.1%				3,404,423,209
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	2.000	09-01-50	138,801,565	133,842,074
30 Yr Pass Thru	2.000	11-01-50	26,345,478	25,412,366
30 Yr Pass Thru	2.000	11-01-51	16,413,233	15,785,742
30 Yr Pass Thru	2.000	12-01-51	54,762,850	52,634,995
30 Yr Pass Thru	2.000	01-01-52	18,998,473	18,245,429
30 Yr Pass Thru	2.500	09-01-50	32,092,092	31,886,782
30 Yr Pass Thru	2.500	10-01-50	147,443,407	146,730,518
30 Yr Pass Thru	2.500	11-01-51	51,850,908	51,430,070
30 Yr Pass Thru	2.500	12-01-51	17,013,745	16,811,855
30 Yr Pass Thru	3.000	03-01-43	3,952,964	4,098,492
30 Yr Pass Thru	3.000	12-01-45	12,896,339	13,286,486
30 Yr Pass Thru	3.000	05-01-46	2,334,029	2,407,557
30 Yr Pass Thru	3.000	10-01-46	5,508,908	5,665,237
30 Yr Pass Thru	3.000	10-01-46	4,133,695	4,250,482
30 Yr Pass Thru	3.000	10-01-46	7,424,341	7,618,784
30 Yr Pass Thru	3.000	10-01-46	55,106,220	56,623,498
30 Yr Pass Thru	3.000	12-01-46	41,208,952	42,223,825
30 Yr Pass Thru	3.000	12-01-46	9,722,614	10,022,824
30 Yr Pass Thru	3.000	04-01-47	27,113,556	27,823,660
30 Yr Pass Thru	3.000	09-01-49	14,517,059	14,742,804
30 Yr Pass Thru	3.000	10-01-49	18,079,690	18,384,565
30 Yr Pass Thru	3.000	12-01-49	17,685,757	17,938,669
30 Yr Pass Thru	3.000	01-01-50	14,703,143	14,973,134
30 Yr Pass Thru	3.000	02-01-50	9,627,394	9,804,180
30 Yr Pass Thru (A)	3.000	06-01-51	89,612,358	91,157,322
30 Yr Pass Thru	3.500	06-01-42	2,922,008	3,064,138
30 Yr Pass Thru	3.500	04-01-44	4,200,337	4,423,023
30 Yr Pass Thru	3.500	05-01-45	6,847,029	7,165,100
30 Yr Pass Thru	3.500	08-01-46	40,662,003	42,627,153
30 Yr Pass Thru	3.500	09-01-46	8,989,927	9,376,641
30 Yr Pass Thru	3.500	10-01-46	1,701,446	1,772,509
30 Yr Pass Thru	3.500	10-01-46	15,746,559	16,551,860
30 Yr Pass Thru	3.500	11-01-46	5,161,754	5,383,794
30 Yr Pass Thru	3.500	11-01-46	5,497,069	5,742,122
30 Yr Pass Thru	3.500	12-01-46	7,172,302	7,492,035
30 Yr Pass Thru	3.500	01-01-47	4,864,061	5,097,615
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	02-01-47	6,835,607	$7,121,106
30 Yr Pass Thru	3.500	04-01-47	9,075,378	9,513,981
30 Yr Pass Thru	3.500	09-01-47	22,851,832	23,856,259
30 Yr Pass Thru	4.000	01-01-41	6,612,324	7,083,292
30 Yr Pass Thru	4.000	03-01-42	3,551,156	3,780,111
30 Yr Pass Thru	4.000	11-01-43	2,694,989	2,875,481
30 Yr Pass Thru	4.000	01-01-47	6,980,037	7,430,336
30 Yr Pass Thru	4.000	03-01-47	20,441,222	21,619,400
30 Yr Pass Thru	4.000	04-01-47	8,111,174	8,619,870
30 Yr Pass Thru	4.000	05-01-47	7,043,630	7,485,374
30 Yr Pass Thru	4.000	10-01-47	11,516,406	12,187,380
30 Yr Pass Thru	4.000	03-01-48	3,196,202	3,370,734
30 Yr Pass Thru	4.000	07-01-48	20,101,458	21,266,335
30 Yr Pass Thru	4.000	08-01-48	9,964,998	10,527,677
30 Yr Pass Thru	5.500	11-01-39	2,446,988	2,756,176
Federal National Mortgage Association
30 Yr Pass Thru (A)	2.000	TBA	91,256,000	87,485,640
30 Yr Pass Thru	2.000	09-01-50	39,039,654	37,644,736
30 Yr Pass Thru	2.000	09-01-50	22,438,947	21,616,499
30 Yr Pass Thru	2.000	09-01-50	21,783,465	21,018,739
30 Yr Pass Thru	2.000	10-01-50	26,797,417	25,839,923
30 Yr Pass Thru	2.000	11-01-50	37,966,007	36,541,230
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	2.372	07-01-33	323	335
30 Yr Pass Thru (A)	2.500	TBA	411,285,000	405,693,992
30 Yr Pass Thru	2.500	08-01-50	30,850,929	30,692,124
30 Yr Pass Thru	2.500	08-01-50	33,397,323	33,235,847
30 Yr Pass Thru	2.500	09-01-50	136,504,433	135,844,434
30 Yr Pass Thru	2.500	09-01-50	13,996,504	13,891,215
30 Yr Pass Thru	2.500	09-01-50	72,859,900	72,484,854
30 Yr Pass Thru	2.500	08-01-51	6,139,488	6,092,057
30 Yr Pass Thru	2.500	08-01-51	48,117,410	47,715,600
30 Yr Pass Thru	2.500	11-01-51	54,237,365	53,936,994
30 Yr Pass Thru	2.500	11-01-51	49,452,981	48,897,065
30 Yr Pass Thru	2.500	01-01-52	57,747,646	57,116,533
30 Yr Pass Thru	3.000	07-01-42	2,250,353	2,317,695
30 Yr Pass Thru	3.000	10-01-42	3,591,233	3,694,213
30 Yr Pass Thru	3.000	10-01-42	2,123,373	2,184,261
30 Yr Pass Thru	3.000	04-01-43	1,718,421	1,768,771
30 Yr Pass Thru	3.000	12-01-45	18,106,767	18,558,083
30 Yr Pass Thru	3.000	08-01-46	28,203,959	28,924,579
30 Yr Pass Thru	3.000	08-01-46	20,900,203	21,434,210
30 Yr Pass Thru	3.000	09-01-46	2,902,457	2,988,679
30 Yr Pass Thru	3.000	10-01-46	2,020,986	2,076,792
30 Yr Pass Thru	3.000	10-01-46	15,707,485	16,035,187
30 Yr Pass Thru	3.000	01-01-47	18,748,647	19,268,693
30 Yr Pass Thru	3.000	02-01-47	11,090,468	11,429,285
30 Yr Pass Thru	3.000	10-01-47	22,729,677	23,310,427
30 Yr Pass Thru	3.000	11-01-47	23,865,453	24,475,223
30 Yr Pass Thru	3.000	11-01-48	42,099,160	42,964,311
30 Yr Pass Thru	3.000	11-01-48	14,662,913	15,023,808
30 Yr Pass Thru	3.000	09-01-49	19,513,546	19,816,988
30 Yr Pass Thru	3.000	09-01-49	33,686,828	34,347,521
30 Yr Pass Thru	3.000	10-01-49	9,370,711	9,501,495
30 Yr Pass Thru	3.000	10-01-49	37,121,080	37,930,331
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	11-01-49	23,477,431	$23,937,889
30 Yr Pass Thru	3.000	11-01-49	24,835,102	25,291,144
30 Yr Pass Thru	3.000	11-01-49	19,404,662	19,706,410
30 Yr Pass Thru	3.000	11-01-49	22,636,035	22,959,737
30 Yr Pass Thru	3.000	12-01-49	23,629,198	23,996,639
30 Yr Pass Thru	3.000	01-01-50	20,162,597	20,457,229
30 Yr Pass Thru (A)	3.000	01-01-52	45,234,429	45,961,831
30 Yr Pass Thru (A)	3.000	02-01-52	18,929,000	19,242,576
30 Yr Pass Thru (A)	3.000	02-01-52	41,151,352	41,767,012
30 Yr Pass Thru	3.500	11-01-40	1,255,412	1,323,036
30 Yr Pass Thru	3.500	06-01-42	1,181,312	1,238,001
30 Yr Pass Thru	3.500	08-01-42	2,614,727	2,739,388
30 Yr Pass Thru	3.500	06-01-43	10,456,515	10,971,382
30 Yr Pass Thru	3.500	07-01-43	3,202,728	3,360,426
30 Yr Pass Thru	3.500	07-01-43	3,303,653	3,466,321
30 Yr Pass Thru	3.500	01-01-45	2,235,313	2,353,760
30 Yr Pass Thru	3.500	04-01-45	6,907,151	7,225,667
30 Yr Pass Thru	3.500	04-01-45	1,788,057	1,870,512
30 Yr Pass Thru	3.500	04-01-45	7,786,548	8,145,616
30 Yr Pass Thru	3.500	01-01-46	20,500,563	21,484,363
30 Yr Pass Thru	3.500	02-01-46	12,591,201	13,163,961
30 Yr Pass Thru	3.500	07-01-46	9,113,133	9,502,049
30 Yr Pass Thru	3.500	07-01-46	4,450,695	4,640,634
30 Yr Pass Thru	3.500	08-01-46	20,955,870	21,876,386
30 Yr Pass Thru	3.500	02-01-47	23,722,815	24,764,873
30 Yr Pass Thru	3.500	03-01-47	27,354,365	28,649,975
30 Yr Pass Thru	3.500	05-01-47	16,917,333	17,723,890
30 Yr Pass Thru	3.500	07-01-47	32,415,131	33,960,568
30 Yr Pass Thru	3.500	08-01-47	21,956,630	22,927,967
30 Yr Pass Thru	3.500	11-01-47	26,252,185	27,372,534
30 Yr Pass Thru	3.500	12-01-47	12,855,259	13,367,720
30 Yr Pass Thru	3.500	01-01-48	20,906,922	21,740,353
30 Yr Pass Thru	3.500	03-01-48	5,219,179	5,466,379
30 Yr Pass Thru	3.500	03-01-48	11,755,213	12,172,393
30 Yr Pass Thru	3.500	03-01-49	3,215,399	3,343,578
30 Yr Pass Thru	3.500	06-01-49	21,481,419	22,267,267
30 Yr Pass Thru	3.500	09-01-49	6,419,872	6,624,635
30 Yr Pass Thru	3.500	12-01-49	33,053,119	34,097,026
30 Yr Pass Thru	3.500	02-01-50	32,025,346	33,036,793
30 Yr Pass Thru	4.000	09-01-40	3,014,378	3,224,539
30 Yr Pass Thru	4.000	09-01-40	4,298,573	4,597,823
30 Yr Pass Thru	4.000	11-01-40	1,394,873	1,491,896
30 Yr Pass Thru	4.000	12-01-40	1,713,181	1,832,316
30 Yr Pass Thru	4.000	01-01-41	2,741,863	2,934,367
30 Yr Pass Thru	4.000	09-01-41	3,772,236	4,035,661
30 Yr Pass Thru	4.000	09-01-41	1,690,278	1,809,866
30 Yr Pass Thru	4.000	10-01-41	1,208,661	1,293,042
30 Yr Pass Thru	4.000	01-01-42	1,779,043	1,902,347
30 Yr Pass Thru	4.000	05-01-42	2,419,627	2,574,078
30 Yr Pass Thru	4.000	09-01-43	4,781,671	5,125,749
30 Yr Pass Thru	4.000	10-01-43	4,624,232	4,942,530
30 Yr Pass Thru	4.000	10-01-43	1,756,770	1,866,713
30 Yr Pass Thru	4.000	01-01-44	3,447,509	3,685,888
30 Yr Pass Thru	4.000	12-01-45	9,071,934	9,614,166
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-46	4,549,843	$4,806,148
30 Yr Pass Thru	4.000	04-01-46	5,950,768	6,285,991
30 Yr Pass Thru	4.000	06-01-46	3,610,467	3,813,854
30 Yr Pass Thru	4.000	07-01-46	7,034,193	7,430,448
30 Yr Pass Thru	4.000	10-01-46	2,191,370	2,313,446
30 Yr Pass Thru	4.000	01-01-47	8,735,421	9,297,804
30 Yr Pass Thru	4.000	03-01-47	9,275,300	9,803,599
30 Yr Pass Thru	4.000	04-01-47	9,707,166	10,332,109
30 Yr Pass Thru	4.000	11-01-47	2,989,231	3,152,858
30 Yr Pass Thru	4.000	12-01-47	6,357,375	6,733,383
30 Yr Pass Thru	4.000	12-01-47	3,559,942	3,751,583
30 Yr Pass Thru	4.000	09-01-48	3,135,675	3,311,336
30 Yr Pass Thru	4.000	10-01-48	8,930,317	9,420,129
30 Yr Pass Thru	4.000	10-01-48	11,384,411	12,051,518
30 Yr Pass Thru	4.000	01-01-49	8,408,155	8,819,405
30 Yr Pass Thru	4.000	02-01-49	7,275,860	7,636,276
30 Yr Pass Thru	4.000	07-01-49	13,803,163	14,533,284
30 Yr Pass Thru	7.000	09-01-31	111	128
30 Yr Pass Thru	7.000	09-01-31	90	103
30 Yr Pass Thru	7.000	09-01-31	1,652	1,903
30 Yr Pass Thru	7.000	01-01-32	55	64
30 Yr Pass Thru	7.000	05-01-32	104	121
30 Yr Pass Thru	7.000	06-01-32	32	36
30 Yr Pass Thru	7.500	09-01-29	35	40
30 Yr Pass Thru	7.500	12-01-29	40	45
30 Yr Pass Thru	7.500	01-01-31	16	18
30 Yr Pass Thru	7.500	05-01-31	108	123
30 Yr Pass Thru	7.500	08-01-31	70	75
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,797	1,985
30 Yr Pass Thru	5.000	04-15-35	1,224	1,353
30 Yr Pass Thru	5.500	03-15-35	1,943	2,138
30 Yr Pass Thru	6.000	03-15-33	1,854	2,063
30 Yr Pass Thru	6.000	06-15-33	539	598
30 Yr Pass Thru	6.500	09-15-28	84	92
30 Yr Pass Thru	6.500	09-15-29	94	102
30 Yr Pass Thru	6.500	08-15-31	167	186
30 Yr Pass Thru	7.000	04-15-29	449	497

30 Yr Pass Thru	8.000	10-15-26	226	246
Foreign government obligations 0.4%				$101,975,492
(Cost $101,225,291)
Argentina 0.1%				29,017,300
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	85,345,000	29,017,300
Qatar 0.1%				22,472,952
State of Qatar Bond (C)	5.103	04-23-48	17,804,000	22,472,952
Saudi Arabia 0.2%				50,485,240
Kingdom of Saudi Arabia Bond (C)	4.375	04-16-29	45,688,000	50,485,240
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value

Corporate bonds 53.2%				$12,847,482,431
(Cost $13,088,156,471)
Communication services 6.6%				1,602,558,584
Diversified telecommunication services 2.1%
AT&T, Inc.	3.100	02-01-43	109,930,000	98,125,212
AT&T, Inc.	3.500	06-01-41	36,838,000	35,026,996
AT&T, Inc.	3.650	06-01-51	33,805,000	31,890,504
C&W Senior Financing DAC (C)	6.875	09-15-27	20,070,000	20,797,136
Connect Finco SARL (C)	6.750	10-01-26	23,292,000	23,583,150
GCI LLC (C)	4.750	10-15-28	15,091,000	14,811,967
Kenbourne Invest SA (C)	4.700	01-22-28	5,139,000	4,766,423
Kenbourne Invest SA (C)	6.875	11-26-24	8,255,000	8,347,869
Level 3 Financing, Inc. (C)	3.400	03-01-27	25,465,000	25,047,883
Switch, Ltd. (C)	3.750	09-15-28	5,023,000	4,765,973
Telecom Argentina SA (C)	8.000	07-18-26	13,564,000	12,610,858
Telecom Italia Capital SA	7.200	07-18-36	13,538,000	13,741,070
Telecom Italia SpA (C)	5.303	05-30-24	15,555,000	16,008,662
Telefonica Emisiones SA	5.213	03-08-47	48,489,000	52,711,799
Telesat Canada (C)	5.625	12-06-26	10,393,000	7,638,855
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	15,736,396
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	32,912,000	32,089,529
Verizon Communications, Inc.	4.329	09-21-28	53,889,000	58,678,998
Verizon Communications, Inc.	4.400	11-01-34	20,489,000	22,588,114
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (C)(D)	10.000	06-15-26	30,874,000	28,519,858
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	20,010,000	19,030,511
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	25,118,000	24,678,937
Netflix, Inc.	4.875	04-15-28	42,788,000	45,838,784
Netflix, Inc. (C)	4.875	06-15-30	18,644,000	20,329,884
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,990,521
Netflix, Inc.	5.875	11-15-28	32,839,000	37,129,415
Playtika Holding Corp. (C)	4.250	03-15-29	3,450,000	3,208,500
WMG Acquisition Corp. (C)	3.000	02-15-31	27,912,000	25,236,077
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	18,106,560
Interactive media and services 0.2%
ANGI Group LLC (C)	3.875	08-15-28	14,872,000	13,198,900
Match Group Holdings II LLC (C)(D)	3.625	10-01-31	9,772,000	9,112,390
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	13,597,215
Twitter, Inc. (C)	3.875	12-15-27	14,798,000	14,548,284
Media 2.0%
Altice Financing SA (C)	5.000	01-15-28	6,979,000	6,288,568
Altice France Holding SA (C)	10.500	05-15-27	4,417,000	4,624,599
Cable One, Inc. (C)	4.000	11-15-30	7,808,000	7,222,244
CCO Holdings LLC (C)	4.500	06-01-33	14,410,000	13,509,375
Charter Communications Operating LLC	3.900	06-01-52	16,253,000	14,136,027
Charter Communications Operating LLC	4.200	03-15-28	41,271,000	43,037,267
Charter Communications Operating LLC	4.800	03-01-50	49,824,000	48,722,348
Charter Communications Operating LLC	5.750	04-01-48	50,036,000	55,308,432
Charter Communications Operating LLC	6.484	10-23-45	38,852,000	46,422,002
Clear Channel Outdoor Holdings, Inc. (C)	7.750	04-15-28	6,698,000	6,999,410
Comcast Corp.	4.150	10-15-28	49,053,000	53,168,704
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	22,924,944
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	7,999,364
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27	10,382,000	10,726,942
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Midas OpCo Holdings LLC (C)	5.625	08-15-29	35,953,000	$35,233,940
News Corp. (C)	3.875	05-15-29	15,978,000	15,298,935
News Corp. (C)	5.125	02-15-32	7,787,000	7,962,208
Radiate Holdco LLC (C)	6.500	09-15-28	13,010,000	12,359,500
Sirius XM Radio, Inc. (C)	4.000	07-15-28	23,177,000	22,278,891
Sirius XM Radio, Inc. (C)	5.000	08-01-27	29,806,000	30,209,424
Townsquare Media, Inc. (C)	6.875	02-01-26	6,842,000	6,978,840
Univision Communications, Inc. (C)	4.500	05-01-29	7,188,000	6,880,246
Videotron, Ltd. (C)	3.625	06-15-29	11,982,000	11,401,352
Virgin Media Finance PLC (C)	5.000	07-15-30	5,989,000	5,665,893
Wireless telecommunication services 1.4%
Millicom International Cellular SA (C)	4.500	04-27-31	2,745,000	2,568,497
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,560,850
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	14,938,697
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,460,451
Oztel Holdings SPC, Ltd. (C)(D)	6.625	04-24-28	13,917,000	14,635,312
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (E)	6.875	07-19-27	39,125,000	38,246,253
Sprint Corp.	7.875	09-15-23	18,175,000	19,538,125
Telefonica Celular del Paraguay SA (C)	5.875	04-15-27	13,976,000	14,213,452
T-Mobile USA, Inc.	2.050	02-15-28	35,500,000	33,763,946
T-Mobile USA, Inc.	2.550	02-15-31	14,702,000	13,779,973
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	3,269,107
T-Mobile USA, Inc.	3.375	04-15-29	29,680,000	29,044,848
T-Mobile USA, Inc.	3.750	04-15-27	19,854,000	20,614,391
T-Mobile USA, Inc.	3.875	04-15-30	40,030,000	41,394,670
T-Mobile USA, Inc.	4.500	04-15-50	24,546,000	25,590,677
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	37,015,000	41,086,650
Consumer discretionary 6.7%				1,615,483,567
Auto components 0.1%
Aptiv PLC	3.250	03-01-32	10,712,000	10,746,137
Aptiv PLC	4.150	05-01-52	5,906,000	5,936,758
Dealer Tire LLC (C)	8.000	02-01-28	7,968,000	7,970,629
LCM Investments Holdings II LLC (C)	4.875	05-01-29	6,100,000	5,812,202
Automobiles 1.8%
Daimler Finance North America LLC (C)	3.500	08-03-25	13,005,000	13,487,249
Daimler Trucks Finance North America LLC (C)	1.625	12-13-24	21,757,000	21,338,791
Ford Motor Company	3.250	02-12-32	12,146,000	11,460,844
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	4,244,100
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	13,093,408
Ford Motor Credit Company LLC	4.125	08-17-27	27,811,000	28,012,630
Ford Motor Credit Company LLC	4.134	08-04-25	69,096,000	69,873,330
Ford Motor Credit Company LLC	5.113	05-03-29	41,238,000	43,472,687
General Motors Company	5.400	04-01-48	11,218,000	12,444,399
General Motors Financial Company, Inc.	2.400	10-15-28	54,878,000	51,912,378
General Motors Financial Company, Inc.	3.600	06-21-30	60,147,000	60,356,368
General Motors Financial Company, Inc.	4.350	01-17-27	26,351,000	27,692,407
Hyundai Capital America (C)	1.000	09-17-24	27,108,000	26,068,155
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	11,398,878
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	10,557,537
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	13,090,998
Nissan Motor Acceptance Company LLC (C)	3.450	03-15-23	15,660,000	15,877,384
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Diversified consumer services 0.3%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	$14,350,363
Service Corp. International	3.375	08-15-30	13,077,000	12,019,201
Service Corp. International	4.000	05-15-31	18,037,000	17,090,058
Sotheby’s (C)	7.375	10-15-27	11,899,000	12,390,548
StoneMor, Inc. (C)	8.500	05-15-29	23,398,000	23,573,485
Hotels, restaurants and leisure 3.0%
Affinity Gaming (C)	6.875	12-15-27	10,496,000	10,338,560
Booking Holdings, Inc.	4.625	04-13-30	31,952,000	35,718,959
Caesars Resort Collection LLC (C)	5.750	07-01-25	8,009,000	8,212,709
CCM Merger, Inc. (C)	6.375	05-01-26	7,806,000	7,984,211
Choice Hotels International, Inc.	3.700	12-01-29	15,994,000	16,473,288
Choice Hotels International, Inc.	3.700	01-15-31	17,414,000	17,627,673
Dave & Buster’s, Inc. (C)	7.625	11-01-25	2,467,000	2,584,183
Expedia Group, Inc.	2.950	03-15-31	19,436,000	18,641,852
Expedia Group, Inc.	3.250	02-15-30	29,897,000	29,489,144
Expedia Group, Inc.	3.800	02-15-28	44,372,000	45,614,158
Expedia Group, Inc.	4.625	08-01-27	26,562,000	28,432,433
Expedia Group, Inc.	5.000	02-15-26	34,335,000	36,969,566
Full House Resorts, Inc. (C)	8.250	02-15-28	9,279,000	9,302,198
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	17,276,000	16,422,566
Hilton Domestic Operating Company, Inc. (C)	4.000	05-01-31	11,127,000	10,875,697
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	22,841,000	23,497,450
Hilton Domestic Operating Company, Inc. (C)	5.750	05-01-28	6,395,000	6,682,775
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	13,024,000	12,405,360
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	16,082,780
Hyatt Hotels Corp.	1.800	10-01-24	14,464,000	14,151,027
Hyatt Hotels Corp.	5.750	04-23-30	16,817,000	19,385,321
International Game Technology PLC (C)	4.125	04-15-26	2,543,000	2,504,855
International Game Technology PLC (C)	5.250	01-15-29	4,076,000	4,157,602
International Game Technology PLC (C)	6.500	02-15-25	11,430,000	12,144,375
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,253,000	7,280,199
Life Time, Inc. (C)	8.000	04-15-26	8,064,000	8,044,485
Marriott International, Inc.	2.850	04-15-31	25,741,000	24,534,869
Marriott International, Inc.	3.125	06-15-26	9,705,000	9,866,369
Marriott International, Inc.	3.500	10-15-32	14,685,000	14,641,755
Marriott International, Inc.	4.625	06-15-30	24,226,000	26,157,950
Marriott Ownership Resorts, Inc. (C)	4.500	06-15-29	2,771,000	2,625,523
MGM Resorts International	4.750	10-15-28	29,131,000	29,003,770
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	16,228,000	15,822,300
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	20,734,000	20,941,340
New Red Finance, Inc. (C)	4.000	10-15-30	36,819,000	34,011,551
Papa John’s International, Inc. (C)	3.875	09-15-29	2,912,000	2,708,160
Premier Entertainment Sub LLC (C)	5.625	09-01-29	11,856,000	10,753,748
Premier Entertainment Sub LLC (C)	5.875	09-01-31	33,280,000	29,952,000
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	18,197,056
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	7,793,770
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	9,146,218
Travel + Leisure Company	6.600	10-01-25	9,936,000	10,610,108
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,046,000	8,910,310
Yum! Brands, Inc.	3.625	03-15-31	17,351,000	16,213,295
Yum! Brands, Inc. (C)	4.750	01-15-30	13,022,000	13,217,330
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Household durables 0.4%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,597,000	$9,033,176
Century Communities, Inc. (C)	3.875	08-15-29	23,828,000	22,092,368
Century Communities, Inc.	6.750	06-01-27	17,310,000	17,902,348
Empire Communities Corp. (C)	7.000	12-15-25	4,974,000	4,924,260
KB Home	4.000	06-15-31	18,228,000	17,498,880
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	9,489,995
Toll Brothers Finance Corp. (D)	3.800	11-01-29	5,033,000	5,054,158
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	3.150	08-22-27	47,832,000	49,985,258
Amazon.com, Inc.	4.050	08-22-47	25,692,000	28,622,028
eBay, Inc.	2.700	03-11-30	34,480,000	33,426,447
QVC, Inc.	5.450	08-15-34	11,630,000	9,885,500
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	48,304,000	51,570,525
Macy’s Retail Holdings LLC (C)(D)	5.875	04-01-29	4,473,000	4,573,643
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	3,315,975
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	14,028,140
AutoNation, Inc.	4.750	06-01-30	12,415,000	13,377,949
Carvana Company (C)(D)	4.875	09-01-29	15,587,000	12,995,038
Group 1 Automotive, Inc. (C)	4.000	08-15-28	2,525,000	2,433,469
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,390,000	8,989,423
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	7,253,568
Lithia Motors, Inc. (C)	4.375	01-15-31	7,350,000	7,405,125
Lithia Motors, Inc. (C)	4.625	12-15-27	3,675,000	3,757,688
Specialty Building Products Holdings LLC (C)	6.375	09-30-26	1,895,000	1,909,497
Textiles, apparel and luxury goods 0.0%
Levi Strauss & Company (C)	3.500	03-01-31	5,963,000	5,557,337
Consumer staples 1.5%				347,662,838
Beverages 0.2%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	25,824,000	28,311,064
Constellation Brands, Inc.	3.150	08-01-29	9,389,000	9,393,799
Food and staples retailing 0.3%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	24,026,000	24,193,701
Albertsons Companies, Inc. (C)	3.250	03-15-26	9,675,000	9,314,026
Albertsons Companies, Inc. (C)	3.500	03-15-29	23,295,000	21,664,350
U.S. Foods, Inc. (C)	4.750	02-15-29	14,199,000	14,045,651
Food products 0.8%
BRF SA (C)(D)	5.750	09-21-50	19,438,000	17,426,361
Coruripe Netherlands BV (C)	10.000	02-10-27	18,985,000	17,418,738
JBS Finance Luxembourg Sarl (C)	3.625	01-15-32	17,668,000	16,031,060
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	5,183,528
Kraft Heinz Foods Company	4.375	06-01-46	26,120,000	26,773,000
Kraft Heinz Foods Company	4.875	10-01-49	5,823,000	6,448,973
Kraft Heinz Foods Company	5.000	06-04-42	9,573,000	10,554,233
Kraft Heinz Foods Company	5.500	06-01-50	15,089,000	18,069,078
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	23,676,450
NBM US Holdings, Inc. (C)(D)	6.625	08-06-29	23,263,000	24,629,934
Post Holdings, Inc. (C)	5.500	12-15-29	16,994,000	17,136,495
Simmons Foods, Inc. (C)	4.625	03-01-29	2,637,000	2,442,759
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	9,887,000	$9,283,596
Edgewell Personal Care Company (C)	5.500	06-01-28	19,838,000	19,937,190
Personal products 0.1%
Natura Cosmeticos SA (C)(D)	4.125	05-03-28	11,873,000	11,295,972
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	14,432,880
Energy 5.0%				1,203,184,942
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	20,084,000	19,832,950
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	5,114,263
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	16,839,837	16,334,642
Inkia Energy, Ltd. (C)	5.875	11-09-27	4,600,000	4,485,046
Oil, gas and consumable fuels 4.8%
Aker BP ASA (C)	3.000	01-15-25	13,687,000	13,830,544
Aker BP ASA (C)	3.750	01-15-30	15,636,000	15,838,907
Aker BP ASA (C)	4.000	01-15-31	35,401,000	36,224,340
Altera Infrastructure LP (C)	8.500	07-15-23	17,682,000	9,548,280
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	16,127,235
Antero Resources Corp.	5.000	03-01-25	15,171,000	15,360,638
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,945,425
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	20,673,000	19,665,501
Cheniere Energy Partners LP	4.000	03-01-31	32,214,000	31,730,790
Cheniere Energy Partners LP	4.500	10-01-29	32,119,000	32,735,685
Continental Resources, Inc.	4.900	06-01-44	13,606,000	13,714,032
Coterra Energy, Inc. (C)	4.375	06-01-24	15,553,000	16,130,344
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	13,527,000	12,580,110
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	16,713,782
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	22,373,021
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,440,000	25,485,788
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,746,000	23,523,834
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	6,076,008
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	10,731,647
Energy Transfer LP	4.200	04-15-27	15,466,000	16,037,673
Energy Transfer LP	5.150	03-15-45	24,388,000	24,853,185
Energy Transfer LP	5.250	04-15-29	51,517,000	56,542,146
Energy Transfer LP	5.400	10-01-47	17,042,000	18,236,586
Energy Transfer LP	5.500	06-01-27	23,511,000	25,916,737
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (E)	6.500	11-15-26	30,996,000	30,644,505
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,461,000	39,341,000
Hess Midstream Operations LP (C)	4.250	02-15-30	5,167,000	4,987,808
Inversiones Latin America Power Ltda (C)	5.125	06-15-33	12,637,071	10,867,881
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	20,929,759
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,470,000	30,217,812
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	5,028,800
Lundin Energy Finance BV (C)	2.000	07-15-26	16,820,000	16,241,796
Lundin Energy Finance BV (C)	3.100	07-15-31	23,855,000	22,761,475
MC Brazil Downstream Trading SARL (C)(D)	7.250	06-30-31	18,736,000	17,330,800
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	26,438,000	26,994,839
MPLX LP	4.000	03-15-28	19,922,000	20,775,552
MPLX LP	4.125	03-01-27	5,490,000	5,773,342
MPLX LP	4.250	12-01-27	15,703,000	16,557,574
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)(E)	6.875	02-15-23	52,996,000	$52,349,449
New Fortress Energy, Inc. (C)	6.500	09-30-26	25,835,000	24,778,736
Ovintiv, Inc.	7.200	11-01-31	3,846,000	4,771,010
Parkland Corp. (C)	4.500	10-01-29	12,267,000	11,566,800
Parkland Corp. (C)	4.625	05-01-30	11,791,000	11,157,234
Petrobras Global Finance BV	6.900	03-19-49	11,558,000	11,529,105
Petrorio Luxembourg Trading Sarl (C)	6.125	06-09-26	10,991,000	10,730,074
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,493,000	14,189,459
Sabine Pass Liquefaction LLC	4.500	05-15-30	28,938,000	31,217,979
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	13,904,084
Sabine Pass Liquefaction LLC	5.875	06-30-26	16,234,000	18,001,373
Southwestern Energy Company	4.750	02-01-32	8,945,000	8,895,087
Sunoco LP	4.500	05-15-29	7,321,000	7,015,714
Sunoco LP (C)	4.500	04-30-30	17,082,000	16,314,677
Targa Resources Partners LP	4.000	01-15-32	14,579,000	14,360,607
Targa Resources Partners LP	5.875	04-15-26	30,970,000	31,976,525
The Williams Companies, Inc.	3.750	06-15-27	25,351,000	26,425,566
The Williams Companies, Inc.	4.550	06-24-24	51,970,000	54,413,424
The Williams Companies, Inc.	5.750	06-24-44	7,401,000	8,685,732
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	14,497,551
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,187,000	6,056,764
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,309,000	10,205,910
Financials 12.4%				3,000,277,914
Banks 6.7%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year ICE Swap Rate + 5.168%) (C)(E)	6.750	06-15-26	14,230,000	15,470,856
Banco Davivienda SA (6.650% to 4-22-31, then 10 Year CMT + 5.097%) (C)(E)	6.650	04-22-31	8,079,000	7,631,262
Banco Santander SA	4.379	04-12-28	19,106,000	20,317,754
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	37,794,000	35,733,599
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	33,019,000	31,564,000
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	62,212,000	59,832,795
Bank of America Corp.	3.248	10-21-27	37,594,000	38,444,456
Bank of America Corp.	3.950	04-21-25	32,757,000	33,968,845
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (E)	6.300	03-10-26	45,996,000	49,509,174
Barclays PLC	4.375	01-12-26	20,493,000	21,591,377
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (E)	4.375	03-15-28	25,632,000	23,517,360
BPCE SA (C)	4.500	03-15-25	20,953,000	21,754,758
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	17,677,000	16,776,400
Citigroup, Inc.	3.200	10-21-26	42,722,000	43,559,593
Citigroup, Inc.	4.600	03-09-26	52,077,000	55,539,198
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (E)	4.700	01-30-25	40,778,000	39,913,506
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (E)	6.250	08-15-26	28,239,000	30,356,925
Citizens Financial Group, Inc.	3.250	04-30-30	38,429,000	38,906,170
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	13,985,440
Credit Agricole SA (C)	3.250	01-14-30	34,359,000	33,313,394
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(E)	7.875	01-23-24	18,705,000	19,920,825
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (E)	5.100	06-30-23	19,543,000	19,274,284
Freedom Mortgage Corp. (C)	8.125	11-15-24	16,897,000	16,854,758
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,330,000	5,316,675
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (E)	6.375	03-30-25	7,004,000	7,214,120
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (E)	6.500	04-16-25	7,245,000	7,552,913
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (C)	4.198	06-01-32	12,859,000	$11,631,912
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,839,000	36,196,576
JPMorgan Chase & Co.	2.950	10-01-26	22,440,000	22,833,675
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	34,052,000	33,112,441
JPMorgan Chase & Co. (2.963% to 1-25-32, then SOFR + 1.260%)	2.963	01-25-33	7,549,000	7,461,544
JPMorgan Chase & Co. (3.960% to 1-29-26, then 3 month LIBOR + 1.245%)	3.960	01-29-27	32,034,000	33,513,773
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (E)	4.600	02-01-25	29,100,000	28,576,200
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (E)	6.750	02-01-24	37,792,000	39,492,640
Lloyds Banking Group PLC	4.450	05-08-25	64,749,000	68,153,178
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	22,339,000	23,595,569
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (E)	5.125	11-01-26	10,483,000	10,653,349
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	12,796,050
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (E)	6.000	12-29-25	28,242,000	29,159,865
NatWest Markets PLC (C)	1.600	09-29-26	38,513,000	36,595,855
PNC Bank NA	4.050	07-26-28	7,606,000	8,109,319
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	22,908,828
Santander Holdings USA, Inc.	3.244	10-05-26	54,351,000	54,861,743
Santander Holdings USA, Inc.	3.450	06-02-25	47,214,000	47,997,062
Santander Holdings USA, Inc.	3.500	06-07-24	31,898,000	32,515,218
Santander Holdings USA, Inc.	4.400	07-13-27	11,817,000	12,446,701
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (C)(E)	4.750	05-26-26	22,976,000	21,310,240
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)(E)	5.375	11-18-30	22,339,000	20,998,660
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (E)	3.400	09-15-26	38,012,000	35,218,118
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(E)	3.995	05-01-22	29,683,000	29,684,284
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (E)	4.850	06-01-23	14,899,000	14,936,248
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,542,000	55,259,465
Wells Fargo & Company (2.879% to 10-30-29, then SOFR + 1.432%)	2.879	10-30-30	44,389,000	43,682,725
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	25,324,000	23,524,270
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	21,978,000	22,258,738
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (E)	5.875	06-15-25	66,361,000	69,619,325
Capital markets 2.9%
Ares Capital Corp.	2.150	07-15-26	33,646,000	31,742,010
Ares Capital Corp.	2.875	06-15-28	20,963,000	19,414,547
Ares Capital Corp.	3.875	01-15-26	23,776,000	24,105,138
Ares Capital Corp.	4.200	06-10-24	19,386,000	20,024,794
Blackstone Private Credit Fund (C)	2.350	11-22-24	24,290,000	23,617,267
Blackstone Private Credit Fund (C)	2.700	01-15-25	19,200,000	18,733,038
Blackstone Private Credit Fund (C)	3.250	03-15-27	5,483,000	5,241,491
Blackstone Private Credit Fund (C)	4.000	01-15-29	27,133,000	26,157,351
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,539,000	30,978,705
Deutsche Bank AG (D)	0.962	11-08-23	39,555,000	38,821,576
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	21,440,398
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	28,013,514
Lazard Group LLC	4.375	03-11-29	14,330,000	15,227,826
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	17,640,688
Macquarie Bank, Ltd. (C)	4.875	06-10-25	21,865,000	23,061,077
Morgan Stanley (2.188% to 4-28-25, then SOFR + 1.990%)	2.188	04-28-26	71,371,000	70,445,851
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	44,428,000	40,347,139
Morgan Stanley (2.943% to 1-21-32, then SOFR + 1.290%)	2.943	01-21-33	13,937,000	13,647,947
Morgan Stanley	3.875	01-27-26	21,682,000	22,623,936
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc. (C)	3.250	08-15-33	19,432,000	$18,383,644
MSCI, Inc. (C)	3.625	11-01-31	22,874,000	22,302,150
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	72,058,000	68,127,108
The Goldman Sachs Group, Inc. (3.102% to 2-24-32, then SOFR + 1.410%)	3.102	02-24-33	32,899,000	32,385,181
The Goldman Sachs Group, Inc.	3.850	01-26-27	55,332,000	57,642,111
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(E)	7.000	01-31-24	16,988,000	17,686,377
Consumer finance 0.6%
Ally Financial, Inc.	5.125	09-30-24	36,496,000	38,673,124
Ally Financial, Inc.	5.800	05-01-25	19,703,000	21,321,845
Capital One Financial Corp. (1.343% to 12-6-23, then SOFR + 0.690%)	1.343	12-06-24	26,711,000	26,308,898
Discover Financial Services	4.100	02-09-27	9,359,000	9,815,585
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	3,058,628
Enova International, Inc. (C)	8.500	09-15-25	17,273,000	17,186,635
OneMain Finance Corp.	6.875	03-15-25	5,750,000	6,135,796
OneMain Finance Corp.	8.875	06-01-25	9,625,000	10,154,375
Unifin Financiera SAB de CV (C)	9.875	01-28-29	22,960,000	14,694,400
Diversified financial services 0.6%
GE Capital International Funding Company	4.418	11-15-35	27,502,000	30,917,396
Jefferies Group LLC	4.150	01-23-30	24,170,000	25,370,943
Jefferies Group LLC	4.850	01-15-27	33,322,000	36,279,088
Operadora de Servicios Mega SA de CV (C)	8.250	02-11-25	17,372,000	14,570,765
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	33,960,000	34,290,431
Insurance 1.4%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	13,026,485
AXA SA	8.600	12-15-30	11,242,000	15,160,808
CNA Financial Corp.	2.050	08-15-30	11,031,000	10,225,782
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	11,843,621
CNO Financial Group, Inc.	5.250	05-30-29	30,851,000	33,336,281
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	22,853,000	21,881,748
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	27,255,251
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-38	6,634,000	9,060,712
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	13,883,285
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	38,069,000	34,610,051
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (C)	5.100	10-16-44	21,465,000	22,296,769
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	18,119,000	18,368,136
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	53,119,000	53,782,988
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	22,753,078
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	28,134,000	30,415,059
Unum Group	4.125	06-15-51	10,996,000	9,973,249
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	9,429,375
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	11,207,910
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	6,111,315
Radian Group, Inc.	4.500	10-01-24	12,023,000	12,143,230
Health care 2.8%				677,289,192
Biotechnology 0.5%
AbbVie, Inc.	3.200	11-21-29	102,266,000	103,571,533
Grifols Escrow Issuer SA (C)	4.750	10-15-28	7,474,000	7,062,930
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care equipment and supplies 0.0%
Varex Imaging Corp. (C)	7.875	10-15-27	10,946,000	$11,766,950
Health care providers and services 1.8%
AdaptHealth LLC (C)	5.125	03-01-30	11,661,000	10,757,273
AmerisourceBergen Corp.	2.800	05-15-30	25,603,000	25,120,866
Anthem, Inc.	2.250	05-15-30	9,636,000	9,235,309
Centene Corp.	3.000	10-15-30	21,643,000	20,630,021
Centene Corp.	3.375	02-15-30	12,115,000	11,623,979
Centene Corp.	4.250	12-15-27	6,580,000	6,735,617
Centene Corp.	4.625	12-15-29	9,945,000	10,243,350
CVS Health Corp.	2.700	08-21-40	17,949,000	15,667,541
CVS Health Corp.	3.750	04-01-30	22,401,000	23,451,783
CVS Health Corp.	4.300	03-25-28	11,813,000	12,752,785
CVS Health Corp.	5.050	03-25-48	30,877,000	36,054,031
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	23,558,303
DaVita, Inc. (C)	4.625	06-01-30	25,690,000	24,630,288
Encompass Health Corp.	4.500	02-01-28	8,919,000	8,682,869
Encompass Health Corp.	4.625	04-01-31	8,984,000	8,481,076
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	41,343,000	37,640,156
HCA, Inc.	4.125	06-15-29	20,511,000	21,496,784
HCA, Inc.	5.250	04-15-25	21,962,000	23,577,336
HCA, Inc.	5.250	06-15-26	18,315,000	19,831,633
Rede D’or Finance Sarl (C)	4.500	01-22-30	16,468,000	15,213,138
Select Medical Corp. (C)	6.250	08-15-26	17,348,000	17,575,693
Universal Health Services, Inc. (C)	1.650	09-01-26	22,040,000	20,929,183
Universal Health Services, Inc. (C)	2.650	10-15-30	23,046,000	21,765,744
Pharmaceuticals 0.5%
Bausch Health Companies, Inc. (C)	6.125	04-15-25	18,201,000	18,292,005
Catalent Pharma Solutions, Inc. (C)	3.125	02-15-29	3,803,000	3,522,529
Catalent Pharma Solutions, Inc. (C)	5.000	07-15-27	3,705,000	3,785,806
Jazz Securities DAC (C)	4.375	01-15-29	6,749,000	6,684,615
Organon & Company (C)	5.125	04-30-31	20,418,000	20,382,677
Royalty Pharma PLC	1.750	09-02-27	12,549,000	11,771,259
Viatris, Inc.	2.300	06-22-27	11,686,000	11,211,830
Viatris, Inc.	2.700	06-22-30	30,024,000	28,027,245
Viatris, Inc.	4.000	06-22-50	28,818,000	25,555,055
Industrials 7.1%				1,719,441,577
Aerospace and defense 0.9%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	23,447,948
Huntington Ingalls Industries, Inc.	4.200	05-01-30	24,364,000	25,921,429
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	12,059,000	12,467,800
The Boeing Company	3.200	03-01-29	25,154,000	24,868,137
The Boeing Company	5.040	05-01-27	41,668,000	45,265,947
The Boeing Company	5.150	05-01-30	26,956,000	29,774,078
The Boeing Company	5.805	05-01-50	21,019,000	24,970,759
TransDigm, Inc.	5.500	11-15-27	44,422,000	44,246,533
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	5,607,129
Watco Companies LLC (C)	6.500	06-15-27	3,424,000	3,458,240
Airlines 2.4%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	9,279,772	9,461,720
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	9,969,583	9,486,918
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	3,138,397	$3,487,974
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	61,340,215	59,617,168
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	14,093,576	13,896,898
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	21,175,715	20,149,385
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	6,753,113	6,491,683
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	15,638,588	15,715,209
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	14,625,134	14,019,824
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,027,194	19,955,644
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	15,548,137	15,121,696
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,660,000	13,143,268
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	10,179,000	9,709,916
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	9,914,326	10,153,946
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	7,603,729	7,549,329
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	7,280,407	7,659,174
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	5,623,202	6,337,578
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	1,848,881	1,854,045
Delta Air Lines, Inc.	2.900	10-28-24	41,435,000	40,910,640
Delta Air Lines, Inc.	3.800	04-19-23	24,879,000	25,065,593
Delta Air Lines, Inc. (D)	4.375	04-19-28	25,890,000	25,890,000
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	5,877,323
Delta Air Lines, Inc. (C)	4.750	10-20-28	18,138,000	18,916,597
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	17,069,198	16,603,414
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	30,729,265	31,085,230
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	7,032,137	7,074,834
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	25,328,292	24,535,043
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	22,756,157	21,905,967
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,617,446	5,615,889
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	13,691,567	14,553,824
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	50,208,064	52,718,467
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	10,946,880	11,134,838
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,851,249
United Airlines, Inc. (C)	4.625	04-15-29	4,372,000	4,264,864
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	4,943,704	5,018,740
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	12,396,785	12,874,514
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	4,947,326	5,185,553
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	11,251,649	11,116,161
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	19,078,311
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,411,120
Builders FirstSource, Inc. (C)	6.750	06-01-27	3,003,000	3,120,988
MIWD Holdco II LLC (C)	5.500	02-01-30	3,488,000	3,325,668
Owens Corning	3.950	08-15-29	20,949,000	21,867,610
Commercial services and supplies 0.7%
Albion Financing 1 Sarl (C)	6.125	10-15-26	12,103,000	11,739,910
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	6,055,230
APX Group, Inc. (C)	5.750	07-15-29	17,381,000	15,576,678
Cimpress PLC (C)	7.000	06-15-26	26,170,000	25,908,300
Clean Harbors, Inc. (C)	4.875	07-15-27	2,960,000	2,967,400
Deluxe Corp. (C)	8.000	06-01-29	7,953,000	8,151,825
Garda World Security Corp. (C)	6.000	06-01-29	12,665,000	11,493,488
GFL Environmental, Inc. (C)	3.500	09-01-28	22,720,000	21,689,080
GFL Environmental, Inc. (C)	4.375	08-15-29	15,817,000	14,680,707
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
GFL Environmental, Inc. (C)	4.750	06-15-29	9,929,000	$9,376,153
Graphic Packaging International LLC (C)	3.500	03-01-29	17,119,000	16,082,445
Legends Hospitality Holding Company LLC (C)	5.000	02-01-26	4,392,000	4,304,160
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,310,000	3,061,558
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,275,000	12,810,375
Williams Scotsman International, Inc. (C)	4.625	08-15-28	3,903,000	3,849,334
Construction and engineering 0.4%
AECOM	5.125	03-15-27	23,973,000	24,572,325
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,676,000	17,455,050
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	11,349,249
Picasso Finance Sub, Inc. (C)	6.125	06-15-25	1,511,000	1,558,219
Quanta Services, Inc.	0.950	10-01-24	13,416,000	12,956,105
Tutor Perini Corp. (C)(D)	6.875	05-01-25	20,940,000	20,498,375
Electrical equipment 0.1%
Atkore, Inc. (C)	4.250	06-01-31	5,743,000	5,566,862
Vertiv Group Corp. (C)	4.125	11-15-28	20,673,000	18,967,478
Machinery 0.2%
Flowserve Corp.	3.500	10-01-30	12,857,000	12,767,362
Hillenbrand, Inc.	3.750	03-01-31	12,977,000	12,387,909
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,377,000	7,657,326
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,634,980
Professional services 0.4%
CoStar Group, Inc. (C)	2.800	07-15-30	30,088,000	28,661,207
IHS Markit, Ltd. (C)	4.000	03-01-26	18,813,000	19,957,899
IHS Markit, Ltd. (C)	4.750	02-15-25	10,406,000	11,050,968
IHS Markit, Ltd.	4.750	08-01-28	14,577,000	16,428,755
TriNet Group, Inc. (C)	3.500	03-01-29	12,573,000	11,827,798
Road and rail 0.3%
The Hertz Corp. (C)	4.625	12-01-26	2,248,000	2,141,220
The Hertz Corp. (C)	5.000	12-01-29	4,900,000	4,570,720
Uber Technologies, Inc. (C)	4.500	08-15-29	31,881,000	30,521,275
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	17,142,280
Uber Technologies, Inc. (C)	7.500	09-15-27	28,351,000	30,300,131
Trading companies and distributors 1.4%
AerCap Ireland Capital DAC	1.650	10-29-24	40,037,000	38,855,858
AerCap Ireland Capital DAC	1.750	01-30-26	28,153,000	26,674,185
AerCap Ireland Capital DAC	2.450	10-29-26	40,598,000	39,168,029
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	26,790,400
AerCap Ireland Capital DAC	3.650	07-21-27	8,425,000	8,561,922
Air Lease Corp.	2.100	09-01-28	14,336,000	13,095,591
Air Lease Corp.	2.875	01-15-26	12,722,000	12,672,991
Air Lease Corp.	3.625	12-01-27	10,511,000	10,637,692
Alta Equipment Group, Inc. (C)	5.625	04-15-26	3,553,000	3,535,235
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,429,000	13,403,118
Ashtead Capital, Inc. (C)	4.250	11-01-29	9,234,000	9,601,940
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	16,089,650
Beacon Roofing Supply, Inc. (C)(D)	4.125	05-15-29	13,448,000	12,540,260
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	18,380,700
Boise Cascade Company (C)	4.875	07-01-30	3,222,000	3,233,035
H&E Equipment Services, Inc. (C)	3.875	12-15-28	18,668,000	17,469,328
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	11,559,000	10,977,718
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	13,989,745
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Trading companies and distributors (continued)
United Rentals North America, Inc.	3.875	02-15-31	11,656,000	$11,262,610
United Rentals North America, Inc.	4.875	01-15-28	26,950,000	27,504,901
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	16,434,721
Information technology 4.6%				1,111,473,857
Communications equipment 0.4%
Ciena Corp. (C)	4.000	01-31-30	3,026,000	2,980,065
Motorola Solutions, Inc.	2.300	11-15-30	34,643,000	31,572,482
Motorola Solutions, Inc.	2.750	05-24-31	31,747,000	29,945,687
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	11,188,213
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	27,193,000	27,298,237
IT services 0.6%
Block, Inc. (C)	2.750	06-01-26	5,930,000	5,752,100
Block, Inc. (C)	3.500	06-01-31	8,050,000	7,559,272
CGI, Inc. (C)	1.450	09-14-26	24,919,000	23,703,274
Gartner, Inc. (C)	3.625	06-15-29	7,938,000	7,701,686
Gartner, Inc. (C)	3.750	10-01-30	4,433,000	4,312,422
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	25,581,034
PayPal Holdings, Inc.	2.850	10-01-29	38,042,000	37,888,386
Sabre GLBL, Inc. (C)	7.375	09-01-25	13,782,000	14,284,423
VeriSign, Inc.	2.700	06-15-31	16,408,000	15,226,788
VeriSign, Inc.	5.250	04-01-25	10,167,000	10,878,690
Semiconductors and semiconductor equipment 2.1%
Broadcom, Inc. (C)	3.419	04-15-33	36,373,000	35,468,510
Broadcom, Inc.	4.750	04-15-29	103,081,000	112,013,118
Broadcom, Inc.	5.000	04-15-30	41,296,000	45,597,929
KLA Corp.	4.100	03-15-29	21,329,000	23,003,220
Marvell Technology, Inc.	2.450	04-15-28	32,228,000	31,076,819
Micron Technology, Inc.	4.185	02-15-27	70,958,000	74,930,938
Micron Technology, Inc.	4.975	02-06-26	11,668,000	12,530,499
Micron Technology, Inc.	5.327	02-06-29	60,170,000	67,045,626
NXP BV (C)	3.250	05-11-41	10,981,000	10,058,187
NXP BV (C)	3.875	06-18-26	36,894,000	38,599,162
Qorvo, Inc. (C)	1.750	12-15-24	19,524,000	18,917,389
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	15,258,930
Renesas Electronics Corp. (C)	1.543	11-26-24	21,821,000	21,221,560
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	10,308,000	10,052,495
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	18,197,000	18,328,018
Infor, Inc. (C)	1.750	07-15-25	7,620,000	7,377,353
Oracle Corp.	2.950	04-01-30	56,025,000	54,151,734
PTC, Inc. (C)	4.000	02-15-28	4,935,000	4,823,963
Ziff Davis, Inc. (C)	4.625	10-15-30	13,864,000	13,337,029
Technology hardware, storage and peripherals 1.0%
Atento Luxco 1 SA (C)	8.000	02-10-26	9,014,000	9,152,797
CDW LLC	3.250	02-15-29	8,552,000	7,967,300
CDW LLC	3.569	12-01-31	31,977,000	31,062,458
Dell International LLC (C)	3.450	12-15-51	31,127,000	26,358,526
Dell International LLC	4.900	10-01-26	41,660,000	45,125,220
Dell International LLC	5.300	10-01-29	36,532,000	40,741,046
Dell International LLC	5.850	07-15-25	12,962,000	14,198,075
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Dell International LLC	8.350	07-15-46	6,123,000	$9,285,424
Likewize Corp. (C)	9.750	10-15-25	9,272,000	9,642,880
Western Digital Corp.	4.750	02-15-26	27,865,000	28,957,308
Xerox Holdings Corp. (C)	5.500	08-15-28	19,366,000	19,317,585
Materials 2.5%				606,093,791
Chemicals 1.0%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	12,998,505
Braskem Netherlands Finance BV (C)(D)	5.875	01-31-50	24,630,000	24,543,056
Braskem Netherlands Finance BV (8.500% to 10-24-25, then 5 Year CMT + 8.220%) (C)	8.500	01-23-81	20,288,000	22,479,104
CVR Partners LP (C)	6.125	06-15-28	7,964,000	8,013,775
Cydsa SAB de CV (C)	6.250	10-04-27	15,362,000	15,035,711
FS Luxembourg Sarl (C)	10.000	12-15-25	23,241,000	24,054,667
INEOS Quattro Finance 2 PLC (C)	3.375	01-15-26	4,430,000	4,230,650
LSB Industries, Inc. (C)	6.250	10-15-28	5,621,000	5,649,105
Methanex Corp. (D)	4.250	12-01-24	16,889,000	17,226,780
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	21,886,000	21,886,000
Sasol Financing USA LLC	5.500	03-18-31	27,355,000	26,206,090
Trinseo Materials Operating SCA (C)	5.125	04-01-29	14,453,000	13,694,218
Tronox, Inc. (C)	4.625	03-15-29	14,911,000	14,083,812
Valvoline, Inc. (C)	3.625	06-15-31	21,004,000	18,812,023
WR Grace Holdings LLC (C)	4.875	06-15-27	9,967,000	9,957,232
WR Grace Holdings LLC (C)	5.625	08-15-29	9,062,000	8,676,865
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	20,794,000	18,480,875
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	17,486,195
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	7,634,010
Standard Industries, Inc. (C)	4.375	07-15-30	7,367,000	6,974,928
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,589,734
Vulcan Materials Company	3.500	06-01-30	20,641,000	21,340,265
Containers and packaging 0.2%
Graham Packaging Company, Inc. (C)	7.125	08-15-28	1,313,000	1,263,763
Mauser Packaging Solutions Holding Company (C)	8.500	04-15-24	2,721,000	2,775,420
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	8,967,000	9,303,263
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,550,000	10,669,313
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	24,222,000	22,461,666
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	4,032,000	3,991,539
Metals and mining 1.0%
Anglo American Capital PLC (C)	4.750	04-10-27	16,430,000	17,651,218
Arconic Corp. (C)	6.000	05-15-25	5,802,000	5,976,060
Arconic Corp. (C)	6.125	02-15-28	10,635,000	10,874,288
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	8,152,074
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,889,688
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,223,000	16,177,787
First Quantum Minerals, Ltd. (C)	7.250	04-01-23	3,533,000	3,537,416
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,781,531
FMG Resources August 2006 Proprietary, Ltd. (C)	4.375	04-01-31	11,726,000	11,377,738
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	26,222,392
Freeport-McMoRan, Inc.	4.625	08-01-30	18,992,000	19,606,201
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	34,734,530
Hudbay Minerals, Inc. (C)	4.500	04-01-26	3,959,000	3,825,384
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,771,000	8,081,840
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Newmont Corp.	2.800	10-01-29	12,732,000	$12,345,850
Novelis Corp. (C)	4.750	01-30-30	27,929,000	27,329,085
Volcan Cia Minera SAA (C)(D)	4.375	02-11-26	4,199,000	4,012,145
Real estate 2.4%				580,464,146
Equity real estate investment trusts 2.4%
American Homes 4 Rent LP	4.250	02-15-28	13,319,000	14,066,276
American Tower Corp.	3.550	07-15-27	44,404,000	45,584,741
American Tower Corp.	3.800	08-15-29	15,228,000	15,723,355
Crown Castle International Corp.	3.300	07-01-30	6,779,000	6,616,627
Crown Castle International Corp.	3.650	09-01-27	32,455,000	33,562,560
Crown Castle International Corp.	3.800	02-15-28	13,032,000	13,551,553
CyrusOne LP	2.150	11-01-30	11,327,000	10,996,478
CyrusOne LP	3.450	11-15-29	22,434,000	23,587,108
Equinix, Inc.	1.550	03-15-28	26,484,000	24,339,577
Equinix, Inc.	1.800	07-15-27	15,275,000	14,460,211
Equinix, Inc.	2.500	05-15-31	42,902,000	39,673,983
Equinix, Inc.	3.200	11-18-29	35,152,000	34,675,401
GLP Capital LP	3.250	01-15-32	10,853,000	10,187,225
GLP Capital LP	5.375	04-15-26	21,870,000	23,404,181
Host Hotels & Resorts LP	3.375	12-15-29	30,722,000	30,228,238
Host Hotels & Resorts LP	3.500	09-15-30	20,904,000	20,393,713
Host Hotels & Resorts LP	4.500	02-01-26	12,386,000	12,979,118
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	15,979,000	15,180,050
Iron Mountain, Inc. (C)	4.875	09-15-29	12,154,000	11,758,995
Iron Mountain, Inc. (C)	5.250	07-15-30	19,336,000	19,185,856
MGM Growth Properties Operating Partnership LP (C)	3.875	02-15-29	13,041,000	13,106,205
RHP Hotel Properties LP (C)	4.500	02-15-29	25,252,000	23,863,140
RLJ Lodging Trust LP (C)	3.750	07-01-26	10,087,000	9,821,308
SBA Communications Corp.	3.875	02-15-27	27,361,000	27,313,665
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	22,811,440
Uniti Group LP (C)	6.500	02-15-29	9,465,000	8,771,878
Ventas Realty LP	3.500	02-01-25	19,079,000	19,654,576
VICI Properties LP (C)	4.125	08-15-30	11,387,000	11,301,598
VICI Properties LP (C)	4.625	12-01-29	16,180,000	16,503,600
XHR LP (C)	4.875	06-01-29	7,364,000	7,161,490
Utilities 1.6%				383,552,023
Electric utilities 1.1%
ABY Transmision Sur SA (C)	6.875	04-30-43	12,713,425	15,987,132
Emera US Finance LP	3.550	06-15-26	13,412,000	13,793,553
FirstEnergy Corp.	2.650	03-01-30	15,065,000	14,155,978
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,810,000	8,112,870
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,705,000	7,095,241
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	45,811,000	47,576,423
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	21,295,898
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,767,946
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	11,875,100
NRG Energy, Inc. (C)	3.875	02-15-32	25,550,000	23,690,471
NRG Energy, Inc. (C)	4.450	06-15-29	16,820,000	17,552,889
Vistra Operations Company LLC (C)	3.700	01-30-27	44,151,000	43,873,079
Vistra Operations Company LLC (C)	4.300	07-15-29	32,027,000	32,441,182
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	20,112,000	$20,474,820
Suburban Propane Partners LP (C)	5.000	06-01-31	11,351,000	10,783,450
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	15,734,990
DPL, Inc.	4.125	07-01-25	16,984,000	16,899,080
LLPL Capital Pte, Ltd. (C)(D)	6.875	02-04-39	3,171,245	3,353,591
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	15,439,000	15,253,578
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,134,000	6,164,670
Multi-utilities 0.1%

Dominion Energy, Inc.	3.375	04-01-30	16,637,000	16,952,405

NiSource, Inc.	3.600	05-01-30	15,381,000	15,717,677
Municipal bonds 0.3%				$72,249,672
(Cost $73,523,643)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	14,972,776
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	22,911,578
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,802,450

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	33,474,000	32,562,868
Term loans (F) 0.6%				$153,499,876
(Cost $154,794,737)
Communication services 0.0%				6,465,663
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	6,490,000	6,465,663
Consumer discretionary 0.2%				55,615,578
Hotels, restaurants and leisure 0.1%
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	4.000	10-18-28	27,328,000	26,986,400
Fertitta Entertainment LLC, 2022 Term Loan B (1 month SOFR + 4.000%)	4.500	01-27-29	7,609,000	7,568,368
Household durables 0.1%
SOLIS IV BV, USD Term Loan B1 (G)	TBD	02-25-29	21,395,000	21,060,810
Health care 0.0%				4,643,157
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.250%)	5.000	03-31-28	4,666,489	4,643,157
Industrials 0.1%				32,411,760
Professional services 0.1%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	4.000	06-02-28	32,863,635	32,411,760
Information technology 0.2%				43,161,327
Semiconductors and semiconductor equipment 0.1%
MKS Instruments, Inc., 2021 USD Tem Loan (G)	TBD	10-21-28	27,354,000	27,029,308
Software 0.1%
Quest Software, Inc., 2022 Term Loan (G)	TBD	02-01-29	16,388,000	16,132,019
Materials 0.1%				11,202,391
Containers and packaging 0.1%

Mauser Packaging Solutions Holding Company, 2017 Term Loan B (1 month LIBOR + 3.250%)	3.356	04-03-24	11,407,381	11,202,391
Collateralized mortgage obligations 6.4%				$1,538,815,014
(Cost $1,737,199,799)
Commercial and residential 5.1%				1,238,450,636
Angel Oak Mortgage Trust LLC
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2020-R1, Class A1 (C)(H)	0.990	04-25-53	14,411,400	$14,293,312
Series 2021-2, Class A1 (C)(H)	0.985	04-25-66	10,465,943	10,241,846
Series 2021-4, Class A1 (C)(H)	1.035	01-20-65	22,124,931	21,527,378
Series 2021-5, Class A1 (C)(H)	0.951	07-25-66	28,885,997	28,038,779
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(H)	1.175	10-25-48	18,200,389	17,805,917
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(H)	3.719	11-05-32	11,565,000	10,296,968
BBCMS Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	15,730,072
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,918,757
BBCMS Trust
Series 2015-MSQ, Class D (C)(H)	3.990	09-15-32	7,340,000	7,328,563
Series 2015-SRCH, Class D (C)(H)	4.957	08-10-35	15,436,000	15,744,834
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	12,148	15
Benchmark Mortgage Trust
Series 2019-B12, Class A2	3.001	08-15-52	21,935,000	22,099,102
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	20,058,654
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(H)	0.941	02-25-49	14,245,056	13,999,302
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	1,832
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	1.512	03-15-37	20,058,999	19,807,359
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	1.121	10-15-37	22,995,084	22,835,919
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(C)	1.042	11-15-38	17,129,000	16,947,078
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	1.291	09-15-36	23,449,000	22,523,728
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(C)	1.040	02-15-39	40,620,000	40,237,709
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	1.941	12-15-37	6,315,000	6,218,179
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	2.741	12-15-37	12,809,000	12,584,395
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	21,007,000	21,232,037
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	11,302,559
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(H)	0.924	08-25-66	21,572,687	20,811,617
Series 2021-3, Class A1 (C)(H)	0.956	09-27-66	28,949,469	27,921,175
Series 2021-HX1, Class A1 (C)(H)	1.110	10-25-66	25,365,981	24,417,174
COLT Trust
Series 2020-RPL1, Class A1 (C)(H)	1.390	01-25-65	34,358,478	33,444,261
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.608	08-15-45	60,766,380	8,137
Series 2012-CR3, Class XA IO	1.830	10-15-45	84,593,760	293,574
Series 2014-CR15, Class XA IO	0.928	02-10-47	50,833,905	596,892
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.438	05-10-51	223,554,551	5,411,093
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	18,413,000	18,279,834
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	7,293,177
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	14,528,228
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	1.791	05-15-36	23,820,000	23,581,004
Series 2020-NET, Class A (C)	2.257	08-15-37	7,065,839	6,892,589
Series 2021-NQM2, Class A1 (C)(H)	1.179	02-25-66	18,957,240	18,481,897
Series 2021-NQM3, Class A1 (C)(H)	1.015	04-25-66	14,924,335	14,433,499
Series 2021-NQM5, Class A1 (C)(H)	0.938	05-25-66	14,707,616	14,179,495
Series 2021-NQM6, Class A1 (C)(H)	1.174	07-25-66	25,085,190	24,505,650
Ellington Financial Mortgage Trust
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-1, Class A1 (C)(H)	0.797	02-25-66	7,482,594	$7,283,537
Series 2021-2, Class A1 (C)(H)	0.931	06-25-66	16,742,421	16,241,912
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(H)	2.500	02-01-51	29,452,288	28,256,584
GCAT Trust
Series 2021-NQM1, Class A1 (C)(H)	0.874	01-25-66	14,011,187	13,716,483
Series 2021-NQM2, Class A1 (C)(H)	1.036	05-25-66	13,041,803	12,638,305
Series 2021-NQM3, Class A1 (C)(H)	1.091	05-25-66	21,672,541	21,026,281
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.093	08-10-44	3,910,250	39
Series 2015-590M, Class C (C)(H)	3.805	10-10-35	6,950,000	6,926,237
Series 2017-485L, Class C (C)(H)	3.982	02-10-37	6,670,000	6,658,057
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	22,608,539
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	13,220,507
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(H)	1.382	09-27-60	4,937,356	4,895,081
Series 2021-NQM1, Class A1 (C)(H)	1.017	07-25-61	9,849,865	9,643,481
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	19,625,557	203,603
Series 2007-4, Class ES IO	0.350	07-19-47	20,765,819	273,990
Series 2007-6, Class ES IO (C)	0.343	08-19-37	21,210,775	297,526
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(H)	1.071	06-25-56	13,288,157	12,806,954
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	7,861,797
Series 2017-APTS, Class CFX (C)(H)	3.497	06-15-34	6,867,000	6,857,837
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(H)	3.173	05-15-48	20,104,000	20,343,302
Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	4,310,342	27,906
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class XA IO	0.556	08-15-46	7,327,718	32,148
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	78,184,385	111,718
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	15,295,818
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	1.541	05-15-36	11,580,000	11,420,173
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	0.891	03-15-38	23,224,636	22,759,328
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	1.591	03-15-38	19,160,054	18,561,281
MFA Trust
Series 2021-NQM1, Class A1 (C)(H)	1.153	04-25-65	12,750,220	12,644,852
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.333	08-15-45	9,642,441	12,649
Series 2012-C6, Class XA IO (C)	1.587	11-15-45	6,435,344	12,215
Morgan Stanley Capital I Trust
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	1.591	11-15-34	15,867,000	15,707,611
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(H)	3.790	11-15-32	9,223,000	9,210,106
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	7,402,000	7,429,046
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	13,679,908	13,514,147
OBX Trust
Series 2020-EXP2, Class A3 (C)(H)	2.500	05-25-60	7,942,454	7,825,703
Series 2021-NQM2, Class A1 (C)(H)	1.101	05-25-61	23,347,843	22,410,868
Series 2021-NQM3, Class A1 (C)(H)	1.054	07-25-61	27,063,027	26,115,737
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,980,142
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(H)	2.000	01-25-36	26,217,218	25,402,002
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	$20,833,797
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(C)	1.100	01-15-24	54,811,000	53,899,784
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(H)	2.447	12-25-66	27,229,656	27,008,516
Verus Securitization Trust
Series 2020-5, Class A1 (C)	1.218	05-25-65	6,707,546	6,608,560
Series 2021-3, Class A1 (C)(H)	1.046	06-25-66	22,104,270	21,522,952
Series 2021-4, Class A1 (C)(H)	0.938	07-25-66	11,557,479	11,066,337
Series 2021-5, Class A1 (C)(H)	1.013	09-25-66	23,808,879	22,770,150
Series 2021-R1, Class A1 (C)(H)	0.820	10-25-63	12,435,617	12,321,844
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.481	12-15-45	7,727,665	53,813
Series 2012-C9, Class XA IO (C)	1.849	11-15-45	49,032,967	220,281
Series 2013-C16, Class XA IO	0.616	09-15-46	8,007,626	57,510
U.S. Government Agency 1.3%				300,364,378
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(C)	1.050	01-25-42	28,224,000	27,967,080
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(C)	1.349	02-25-42	22,929,000	22,922,130
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(C)	2.449	02-25-42	24,949,000	24,824,195
Series K021, Class X1 IO	1.375	06-25-22	27,107,797	3,117
Series K022, Class X1 IO	1.164	07-25-22	254,078,661	647,240
Series K024, Class X1 IO	0.773	09-25-22	9,062,523	28,179
Series K026, Class X1 IO	0.932	11-25-22	14,441,254	72,206
Series K038, Class X1 IO	1.097	03-25-24	171,788,469	3,362,983
Series KS01, Class X1 IO	1.108	01-25-23	31,441,621	81,418
Series KS03, Class X IO	0.207	08-25-25	34,310,295	113,245
Series T-41, Class 3A (H)	4.638	07-25-32	882	942
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	109	121
Government National Mortgage Association
Series 2008-90, Class IO	2.009	12-16-50	2,066,446	301,496
Series 2012-114, Class IO	0.661	01-16-53	11,683,467	236,681
Series 2012-120, Class IO	0.644	02-16-53	4,860,714	95,116
Series 2012-70, Class IO	0.165	08-16-52	1,204,709	2,008
Series 2013-63, Class IO	0.785	09-16-51	7,790,351	155,603
Series 2016-174, Class IO	0.852	11-16-56	36,530,046	1,791,254
Series 2017-109, Class IO	0.507	04-16-57	54,264,433	1,489,776
Series 2017-124, Class IO	0.674	01-16-59	45,699,013	1,791,109
Series 2017-135, Class IO	0.731	10-16-58	53,157,021	2,450,220
Series 2017-140, Class IO	0.526	02-16-59	23,718,747	941,976
Series 2017-159, Class IO	0.449	06-16-59	37,853,056	1,602,740
Series 2017-169, Class IO	0.588	01-16-60	88,489,473	3,822,276
Series 2017-20, Class IO	0.648	12-16-58	124,748,599	4,591,060
Series 2017-22, Class IO	0.718	12-16-57	13,520,374	609,762
Series 2017-41, Class IO	0.631	07-16-58	55,990,955	2,062,012
Series 2017-46, Class IO	0.634	11-16-57	64,429,578	2,745,112
Series 2017-61, Class IO	0.771	05-16-59	23,217,446	1,092,650
Series 2017-74, Class IO	0.541	09-16-58	53,287,008	1,663,844
Series 2017-89, Class IO	0.559	07-16-59	47,428,397	2,044,586
Series 2018-114, Class IO	0.687	04-16-60	40,206,684	2,003,720
Series 2018-158, Class IO	0.738	05-16-61	83,299,288	5,078,991
Series 2018-35, Class IO	0.526	03-16-60	77,023,115	3,500,069
Series 2018-43, Class IO	0.507	05-16-60	120,206,435	5,108,028
Series 2018-68, Class IO	0.423	01-16-60	13,443,867	619,368
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2018-69, Class IO	0.602	04-16-60	35,594,932	$2,010,491
Series 2018-81, Class IO	0.478	01-16-60	22,282,162	1,189,698
Series 2018-9, Class IO	0.484	01-16-60	66,761,634	2,864,608
Series 2018-99, Class IO	0.465	06-16-60	52,269,751	2,413,807
Series 2019-131, Class IO	0.830	07-16-61	65,617,155	4,259,826
Series 2020-100, Class IO	0.812	05-16-62	78,826,461	5,671,674
Series 2020-108, Class IO	0.865	06-16-62	200,378,640	14,085,817
Series 2020-114, Class IO	0.830	09-16-62	200,380,867	14,176,646
Series 2020-118, Class IO	0.902	06-16-62	166,738,325	12,368,115
Series 2020-119, Class IO	0.644	08-16-62	82,925,489	5,153,653
Series 2020-120, Class IO	0.795	05-16-62	44,424,814	3,197,787
Series 2020-137, Class IO	0.844	09-16-62	264,632,345	18,208,452
Series 2020-150, Class IO	0.966	12-16-62	132,442,140	10,315,243
Series 2020-170, Class IO	0.832	11-16-62	187,616,515	13,879,682
Series 2020-92, Class IO	0.888	02-16-62	31,994,562	2,315,066
Series 2021-110, Class IO	0.872	01-16-63	93,359,980	7,111,482
Series 2021-110, Class IO	0.890	11-16-63	102,025,656	8,197,537
Series 2021-163, Class IO	0.863	03-16-64	123,998,437	9,411,457
Series 2021-3, Class IO	0.867	09-16-62	225,568,925	16,939,166
Series 2021-40, Class IO	0.832	02-16-63	60,997,908	4,609,154
Series 2022-17, Class IO	0.801	06-16-64	143,433,941	11,251,733

Series 2022-21, Class IO	0.797	10-16-63	63,478,274	4,910,971
Asset backed securities 9.2%				$2,238,725,743
(Cost $2,291,518,178)
Asset backed securities 9.2%				2,238,725,743
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	47,964,000	45,934,048
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	33,892,000	32,327,935
Series 2021-SFR4, Class A (C)	2.117	12-17-38	14,074,000	13,648,342
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-05-49	31,476,060	31,391,389
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	14,827,769	14,466,514
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	34,266,180	33,810,440
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,662,000	30,642,849
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	23,417,197
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	11,956,000	11,865,289
Bojangles Issuer LLC
Series 2020-1A, Class A2 (C)	3.832	10-20-50	15,998,000	16,087,749
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	10,291,967	10,411,251
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	16,354,000	16,193,150
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	22,033,264
CF Hippolyta LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	33,437,750	32,330,937
Series 2021-1A, Class A1 (C)	1.530	03-15-61	32,160,467	30,584,578
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	16,820,996	16,573,701
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	41,700,785	40,214,469
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	31,220,332	$29,578,348
Series 2022-1A, Class A1 (C)	2.720	01-18-47	21,997,795	21,695,314
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	73,116	69,156
CoreVest American Finance Trust
Series 2019-3, Class A (C)	2.705	10-15-52	4,909,675	4,908,297
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	14,617,000	13,986,898
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	3,201,347
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,695,680	11,981,172
Series 2021-1A, Class A2I (C)	2.045	11-20-51	52,147,305	50,434,266
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	6,587,750
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,589,120	36,520,487
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,154,473	23,155,951
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,432,510	21,090,447
Series 2021-1A, Class A2 (C)	2.791	10-20-51	29,175,878	27,314,457
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	7,214,862
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,402,152	37,765,126
Series 2020-SFR2, Class A (C)	1.266	10-19-37	47,250,830	45,036,099
Series 2021-SFR1, Class A (C)	1.538	08-17-38	34,671,015	32,933,948
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	22,042,011
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,832,800	17,076,707
FOCUS Brands Funding LLC
Series 2017-1A, Class A2IB (C)	3.857	04-30-47	9,743,518	9,759,497
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	40,485,000	40,185,346
Series 2022-A, Class A3	1.290	06-15-26	8,921,000	8,840,018
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	47,107,000	48,246,043
Series 2020-2, Class A	1.060	09-15-27	40,465,000	38,959,771
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	9,381,000	9,228,044
Series 2022-1, Class A3	1.260	11-16-26	7,727,000	7,645,693
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	33,302,000	33,947,459
Series 2020-1, Class A (C)	0.680	08-15-25	15,128,000	14,886,627
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	22,269,724
Series 2021-1A, Class A2 (C)	2.773	04-20-29	21,502,000	21,002,876
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	20,831,000	21,078,972
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	7,638,123	7,689,458
Series 2018-AA, Class A (C)	3.540	02-25-32	5,857,032	5,961,329
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	27,399,361	26,384,516
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,724,843
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (C)	1.160	01-15-25	14,391,000	14,226,386
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	16,979,490	$17,570,716
Series 2022-1A, Class A2I (C)	3.445	02-26-52	28,192,000	27,731,399
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	3,018,825	3,021,325
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3	0.460	06-15-26	19,123,000	18,658,923
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	11,369,945	11,522,300
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	4,780,841	4,904,931
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	13,585,687	13,604,900
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	21,380,761	20,185,520
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	42,451,210	41,207,390
Series 2022-1A, Class A2 (C)	3.695	01-30-52	17,556,000	17,492,086
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	39,826,160
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	12,221,773
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	7,339,586	7,091,322
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	10,720,821	10,934,524
Series 2020-1A, Class A2 (C)	3.101	02-15-28	3,955,000	3,965,550
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	20,469,000	20,192,032
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	18,308,000	17,844,599
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	12,943,262
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	3,070,047	3,096,885
Santander Retail Auto Lease Trust
Series 2022-A, Class A3 (C)	1.340	07-21-25	13,075,000	12,897,095
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	43,933,000	44,411,316
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	3,258,421
ServiceMaster Funding LLC
Series 2021-1, Class A2I (C)	2.865	07-30-51	31,189,270	29,767,975
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,519,450	31,088,333
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	1,969,698	2,000,823
Series 2019-1A, Class A (C)	3.200	01-20-36	3,400,621	3,444,856
Series 2021-1A, Class D (C)	3.170	11-20-37	3,335,422	3,278,588
SMB Private Education Loan Trust
Series 2015-C, Class A2A (C)	2.750	07-15-27	94,781	94,858
Series 2019-B, Class A2A (C)	2.840	06-15-37	24,376,908	24,593,741
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	23,802,144	23,166,814
Series 2021-A, Class APT2 (C)	1.070	01-15-53	16,056,457	15,048,380
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	27,281,545	27,737,420
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,942,008	21,582,694
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	9,009,162	8,495,031
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	45,188,745	43,277,261
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	20,052,152	18,971,093
26	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(H)	3.124	10-25-53	7,568,000	$7,666,300
Series 2015-2, Class 1M2 (C)(H)	3.345	11-25-60	10,930,000	11,065,029
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	814,453	818,019
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	3,215,356	3,235,549
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	15,673,138	15,791,629
Series 2018-5, Class A1A (C)(H)	3.250	07-25-58	1,909,068	1,927,220
Series 2018-6, Class A1A (C)(H)	3.750	03-25-58	13,767,672	13,933,940
Series 2019-1, Class A1 (C)(H)	3.666	03-25-58	13,586,788	13,877,709
Series 2019-4, Class A1 (C)(H)	2.900	10-25-59	14,246,604	14,359,051
Series 2020-4, Class A1 (C)	1.750	10-25-60	20,913,856	20,526,298
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	62,838,000	63,725,436
Series 2020-1A, Class A (C)	1.350	05-25-33	22,535,000	22,014,786
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	24,038,000	23,781,027
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	44,337,157	42,926,100
Series 2021-1A, Class A (C)	1.860	03-20-46	26,220,362	24,972,432
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	24,909,881
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,601,000	19,427,559
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	20,071,000	19,882,278
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	31,636,355	30,580,922
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	9,653,196	9,626,110
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,715,775	24,495,561
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,500,792	7,119,051
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	36,441,875	35,371,213

	Shares	Value
Common stocks 0.1%		$27,093,553
(Cost $29,181,084)
Utilities 0.1%		27,093,553
Multi-utilities 0.1%
Algonquin Power & Utilities Corp.	533,950	24,631,114

Dominion Energy, Inc.	24,838	2,462,439
Preferred securities 0.2%		$46,793,285
(Cost $45,015,094)
Communication services 0.1%		11,705,000
Wireless telecommunication services 0.1%
Telephone & Data Systems, Inc., 6.625%	468,200	11,705,000
Consumer staples 0.0%		2,517,276
Food products 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,517,276
Financials 0.0%		2,892,185
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,892,185
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	27

	Shares	Value
Utilities 0.1%		$29,678,824
Electric utilities 0.1%
NextEra Energy, Inc., 5.279%	275,700	13,611,309
The Southern Company, 6.750%	38,814	1,974,080
Multi-utilities 0.0%
DTE Energy Company, 6.250%	33,037	1,673,654
NiSource, Inc., 7.750%	111,900	12,419,781

	Par value^	Value
Escrow certificates 0.0%		$12,342
(Cost $0)
LSC Communications, Inc. (C)(I)	19,591,000	12,342

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.0%				$953,600,165
(Cost $953,585,083)
U.S. Government Agency 1.5%				362,801,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	03-01-22	71,116,000	71,116,000
Federal Farm Credit Bank Discount Note	0.010	03-01-22	25,000,000	25,000,000
Federal Home Loan Bank Discount Note	0.010	03-01-22	266,685,000	266,685,000

	Yield (%)	Shares	Value
Short-term funds 0.4%			82,784,165
John Hancock Collateral Trust (J)	0.0896(K)	8,277,175	82,784,165

	Par value^	Value
Repurchase agreement 2.1%		508,015,000
Repurchase Agreement with State Street Corp. dated 2-28-22 at 0.000% to be repurchased at $508,015,000 on 3-1-22, collateralized by $458,638,600 U.S. Treasury Notes, 0.125% - 2.750% due 7-31-23 to 11-15-23 (valued at $461,701,189) and $45,719,600 U.S. Treasury Inflation Indexed Notes, 0.125% - 0.625% due 1-15-24 to 4-15-25 (valued at $56,474,115)	508,015,000	508,015,000

Total investments (Cost $25,391,638,745) 102.8%	$24,835,944,256
Other assets and liabilities, net (2.8%)	(669,574,527)
Total net assets 100.0%	$24,166,369,729

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,046,751,306 or 33.3% of the fund’s net assets as of 2-28-22.
(D)	All or a portion of this security is on loan as of 2-28-22. The value of securities on loan amounted to $81,135,927.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
28	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(K)	The rate shown is the annualized seven-day yield as of 2-28-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-22:
United States	88.7%
United Kingdom	1.6%
Canada	1.6%
Ireland	1.1%
Other countries	7.0%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	29

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2022, by major security category or type:
	Total value at 2-28-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$6,855,696,683	—	$6,855,696,683	—
Foreign government obligations	101,975,492	—	101,975,492	—
Corporate bonds	12,847,482,431	—	12,847,482,431	—
Municipal bonds	72,249,672	—	72,249,672	—
Term loans	153,499,876	—	153,499,876	—
Collateralized mortgage obligations	1,538,815,014	—	1,538,815,014	—
Asset backed securities	2,238,725,743	—	2,238,725,743	—
Common stocks	27,093,553	$27,093,553	—	—
Preferred securities	46,793,285	44,276,009	2,517,276	—
Escrow certificates	12,342	—	12,342	—
Short-term investments	953,600,165	82,784,165	870,816,000	—
Total investments in securities	$24,835,944,256	$154,153,727	$24,681,790,529	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	8,277,175	$40,898,460	$494,497,976	$(452,577,309)	$(22,527)	$(12,435)	$316,456	$11,842	$82,784,165
30	|

For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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